CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operations
Net earnings (loss)	(976.6)	(398.2)	(5.6)
Items not requiring (providing) cash
Depreciation and amortization	112.4	119.3	146.6
Impairment and other closure costs (note 5)	823.6	294.5	17.4
Future income taxes (note 16)	(7.6)	(16.1)	(26.6)
Foreign exchange loss (gain) on long-term debt	9.7	(27.6)	(75.3)
Gain on cancellation of long-term debt (note 13)		(0.6)	(30.7)
Employee future benefits, expense over (under) cash contributions	(8.0)	(2.4)	4.3
Decrease in other long-term obligations	(3.1)	(4.2)	(0.5)
Loss (gain) on disposal of property, plant and equipment	(0.1)	(7.2)	3.9
Other	(1.8)	10.9	4.6
Changes in non-cash working capital
Accounts receivable	(14.3)	(19.1)	120.2
Inventories	(17.1)	19.3	32.9
Prepaids and other	7.6	(2.4)	7.6
Accounts payable and accrued liabilities	3.8	(10.3)	(95.2)
Cash flows provided (used) by operations	(71.5)	(44.1)	103.6
Investing
Additions to property, plant and equipment	(19.7)	(11.2)	(11.5)
Proceeds from sale of property, plant and equipment	1.2	7.9	4.5
Decrease (increase) in other assets	0.8	(1.2)	4.1
Cash flows used by investing activities	(17.7)	(4.5)	(2.9)
Financing
Increase (decrease) in revolving loan and loan payable	48.0	(14.5)	(45.6)
Redemption of senior notes (note 13)	(25.8)
Proceeds on issuance of Class B senior secured notes (note 13)		98.4
Note exchange costs (note 13)		(8.3)	(2.2)
Deferred financing costs (note 13)	(2.4)	(4.5)	(0.9)
Repayment of non-recourse long-term debt			(75.7)
Proceeds from non-recourse long-term debt			95.0
Proceeds on termination of debt foreign currency contracts			34.7
Settlement on purchase of senior notes (note 13)		(9.2)	(26.9)
Decrease in other long-term debt	(0.9)	(1.0)	(1.0)
Cash flows provided (used) by financing activities	18.9	60.9	(22.6)
Cash and cash equivalents, increase (decrease) in the year	(70.3)	12.3	78.1
Cash and cash equivalents, beginning of year	95.4	83.1	5.0
Cash and cash equivalents, end of year	25.1	95.4	83.1
Supplemental disclosures:
Income taxes paid	0.1	0.4	0.5
Net interest paid	72.6	72.7	66.5
Common stock issued under stock option compensation plan	0.2
Non-cash exchange of 8.625% senior notes		(327.1)
Non-cash issuance of 11.0% senior notes		287.2
Non-cash difference in carrying value of senior notes on modification		39.9